Shareholders' Equity - Narrative (Details)		12 Months Ended
	Oct. 29, 2024 USD ($) shares	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2025 CAD ($) Share shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2024 CAD ($) Share shares	Mar. 25, 2025 shares	Dec. 31, 2023 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for purchase and cancellation (in shares) | shares						1,228,812
Shares repurchased (in shares) | shares		0	0
Stock split, conversion ratio		0.1	0.1
Shares issued for exercise of stock options (in shares) | shares		242,282	242,282
Shares issued for exercise of share options		$ 2,779,000
Maximum number of shares reserved for issuance under the stock option plan, percentage		0.10	0.10
Number of shares reserved for issuance under stock option plan, maximum to one employee,		5.00%	5.00%
Number of shares reserved for issuance under stock option plan, maximum to one consultant, percentage		2.00%	2.00%
Maximum contractual life of options (in years)		10 years	10 years
Period for exercise of options after termination		90 days	90 days
Weighted average fair value of stock options granted (in dollars per share)			$ 9.77		$ 4.08
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		$ 1,700,000		$ 800,000
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		0		0
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		$ 700,000		$ 600,000
Number of other equity instruments outstanding in share-based payment arrangement | Share		247,100	247,100	154,100	154,100		0
Vesting period		3 years	3 years
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share		0	0	50,000	50,000
Alpha Acquisition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration recognised as of acquisition date	$ 28,000,000.0
Aggregate new common shares issued (in shares) | shares	3,444,458
Private Placement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in private placement		$ 100,000,000
Private Placement | La Mancha Investments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in private placement				$ 12,800,000
Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of EMX Royalty Corp. (in shares) | shares		31,500,450	31,500,450
Shares issued for exercise of share options		$ 3,908,000
Share issued net settlement of previously vested PSUs (in shares) | shares		8,500	8,500
Share cancellation (in shares) | shares				(81,432)	(81,432)
Share Capital | Private Placement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for private placement (in shares) | shares		7,502,502	7,502,502
Shares issued in private placement		$ 100,000,000.0
Share Capital | Private Placement | La Mancha Investments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued | shares				1,614,194	1,614,194